Material accounting estimates and judgments - (Details) - Neurosterix US Holdings LLC - CHF (SFr)		3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Material accounting estimates and judgments
Equity interest received	20.00%
Impairment loss		SFr 0	SFr 0	SFr 0	SFr 0